Document and Entity Information	12 Months Ended
Aug. 31, 2014
Document And Entity Information
Entity Registrant Name	Texas Rare Earth Resources Corp.
Entity Central Index Key	0001445942
Document Type	S-1
Document Period End Date	Aug. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Entity Filer Category	Smaller Reporting Company